FINANCIAL RISK MANAGEMENT (Assumed financial exposure to currency risk) (Details) - United States of America, Dollars - Currency risk $ in Millions	Dec. 31, 2021 USD ($)
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (78)
Argentina, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	297
Mexico, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1,255)
Brazil, Brazil Real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	66
Colombia, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(52)
Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (1)